Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash and cash equivalents	$ 8,716	$ 5,030	$ 14,033	$ 63,250
Investment in LLCs	17,222	17,674
Income taxes receivable	0	3,124
Other assets	14,631	14,189
Total assets	1,240,826	1,253,584
Liabilities
Subordinated debentures	25,774	25,774
Total liabilities	1,069,323	1,103,206
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378	167,762	166,388
Total liabilities and stockholders' equity	1,240,826	1,253,584
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,567	1,755	2,060	2,172
Investment in subsidiary	175,352	153,501
Investment in LLCs	17,222	17,674
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,752	1,422
Other assets	835	1,108
Total assets	197,502	176,234
Liabilities
Subordinated debentures	25,774	25,774
Accrued interest payable	225	82
Total liabilities	25,999	25,856
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378
Total liabilities and stockholders' equity	$ 197,502	$ 176,234